Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Security		Principal Amount	Interest Rate (%)		Maturity Date		Fair Value

CONVERTIBLE BONDS - 88.85%
AEROSPACE/DEFENSE - 0.02%
Kaman Corp.		$ 100,000	3.2500		5/1/2024		$ 115,596

AIRLINES - 2.54%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic		11,000,000	3.8300	**	9/28/2023		11,088,000
Delta Airlines, Inc. - Wells Fargo Finance, LLC Synthetic		7,000,000	3.5600	**	9/28/2023		7,366,800
							18,454,800

BASIC & DIVERSIFIED CHEMICALS - 2.88%
Dow, Inc. - Bank of America Finance LLC Synthetic		21,500,000	2.6410	**	6/18/2024		20,882,950

BIOTECHNOLOGY - 0.02%
Innoviva, Inc.		100,000	2.1250		1/15/2023		100,110

COMPUTERS - 10.01%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic		23,000,000	3.8700	**	10/16/2023		29,361,800
Insight Enterprises, Inc. - 144A		19,000,000	0.7500		2/15/2025		21,615,077
Lumentum Holdings, Inc.		10,000,000	0.2500		3/15/2024		14,173,434
Lumentum Holdings, Inc. - 144A		7,000,000	0.5000		12/15/2026		7,420,961
							72,571,272

DIVERSIFIED FINANCIAL SERVICES - 8.80%
Cowen, Inc.		16,000,000	3.0000		12/15/2022		17,798,746
Granite Point Mortgage Trust, Inc. - 144A		11,000,000	5.6250		12/1/2022		11,192,500
Granite Point Mortgage Trust, Inc.		1,000,000	6.3750		10/1/2023		1,039,375
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		15,000,000	4.1250		9/1/2022		19,174,287
PRA Group, Inc.		7,000,000	3.5000		6/1/2023		7,205,896
Voya Financial, Inc. - Bank of America Finance LLC Synthetic		4,000,000	3.1400	**	5/1/2023		4,242,123
Voya Financial, Inc. - Deutsche Bank AG Synthetic		3,000,000	3.7500	**	5/1/2023		3,167,310
							63,820,237
ELECTRONICS - 4.09%
II-VI, Inc.		17,000,000	0.2500		9/1/2022		17,443,322
Knowles Corp.		1,000,000	3.2500		11/1/2021		1,253,844
Vishay Intertechnology, Inc.		11,000,000	2.2500		6/15/2025		10,951,600
							29,648,766
ENERGY-ALTERNATE SOURCES - 0.25%
Enphase Energy, Inc. - 144A		1,000,000	1.0000		6/1/2024		1,817,000

ENGINEERING & CONSTRUCTION - 2.52%
Dycom Industries, Inc.		1,000,000	0.7500		9/15/2021		969,853
Tutor Perini Corp.		18,000,000	2.8750		6/15/2021		17,267,604
							18,237,457

HOME BUILDERS - 4.73%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic		20,000,000	3.8900	**	9/26/2023		23,200,000
Winnebago Industries, Inc. - 144A		10,000,000	1.5000		4/1/2025		11,072,997
							34,272,997
INSURANCE - 0.70%
HCI Group, Inc.		5,000,000	4.2500		3/1/2037		5,099,987

INTERNET - 11.30%
Alibaba Group Holding Ltd. - JPMorgan Chase Financial Co., LLC Synthetic - 144A		10,000,000	2.0400	**	1/1/2023		10,612,500
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic		23,000,000	3.5900	**	4/21/2023		24,915,900
Etsy, Inc. - 144A		10,000,000	0.1250		10/1/2026		9,391,570
Google, Inc. - Bank of America Finance LLC Synthetic		13,000,000	3.6400	**	9/28/2023		14,251,900
Twitter, Inc.		100,000	0.2500		6/15/2024		98,461
							59,270,331
Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Security		Principal Amount	Interest Rate (%)		Maturity Date		Fair Value

CONVERTIBLE BONDS - 88.85% (Continued)
INVESTMENT COMPANIES - 0.21%
Ares Capital Corp.		$ 100,000	3.7500		2/1/2022		$ 102,356
Ares Capital Corp.		100,000	4.6250		3/1/2024		106,625
BlackRock TCP Capital Corp.		100,000	4.6250		3/1/2022		103,630
Goldman Sachs BDC, Inc.		100,000	4.5000		4/1/2022		103,500
TPG Speciality Lending, Inc.		1,000,000	4.5000		8/1/2022		1,076,507
							1,492,618
MINING - 3.65%
Newmont Mining Corp. - Barclays Bank PLC Synthetic		22,000,000	3.9200	**	10/30/2023		26,501,200

OIL & GAS - 6.02%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic		10,000,000	2.6320	**	12/23/2026		9,628,000
Exxon Mobil Corp. - Societe Generale SA Synthetic		12,000,000	2.4730	**	12/21/2026		11,500,800
PDC Energy, Inc.		1,000,000	1.1250		9/15/2021		950,265
Schlumberger Ltd - Citigroup Global Markets Holdings, Inc. Synthetic		22,000,000	2.3100	**	9/10/2024		21,560,000
							43,639,065
PHARMACEUTICALS - 10.77%
Bristol Myers-Squibb Co. - Wells Fargo Finance LLC Synthetic		22,000,000	2.3220	**	11/1/2024		22,811,800
Jazz Investments I, Ltd.		15,000,000	1.5000		8/15/2024		14,999,409
Jazz Investments I, Ltd.		7,000,000	1.8750		8/15/2021		7,139,855
Pacira Pharmaceuticals, Inc.		18,000,000	2.3750		4/1/2022		18,506,250
Supernus Pharmaceuticals, Inc.		16,000,000	0.6250		4/1/2023		14,625,734
							78,083,048
PRIVATE EQUITY - 0.01%
Hercules Capital, Inc.		100,000	4.3750		2/1/2022		102,880

REITS - 9.44%
Apollo Commercial Real Estate Finance, Inc.		1,000,000	4.7500		8/23/2022		1,007,500
Apollo Commercial Real Estate Finance, Inc.		1,000,000	5.3750		10/15/2023		1,019,375
Arbor Realty Trust, Inc.		1,000,000	5.2500		7/1/2021		1,159,894
Arbor Realty Trust, Inc. - 144A		9,000,000	4.7500		11/1/2022		9,050,850
Blackstone Mortgage Trust, Inc.		100,000	4.3750		5/5/2022		107,901
Blackstone Mortgage Trust, Inc.		1,000,000	4.7500		3/15/2023		1,079,775
CoreEnergy Infrastructure Trust, Inc.- 144A		18,000,000	5.8750		8/15/2025		17,988,965
Exantas Capital Corp.		5,000,000	4.5000		8/15/2022		5,272,386
IIP Operating Partnership, LP - 144A		14,000,000	3.7500		2/21/2024		20,186,250
KKR Real Estate Finance Trust, Inc.		100,000	6.1250		5/15/2023		105,630
MFA Financial, Corp.		6,000,000	6.2500		6/15/2024		6,355,343
PennyMac Corp. - 144A		2,000,000	5.5000		11/1/2024		2,022,858
Redwood Trust, Inc.		2,000,000	4.7500		8/15/2023		2,088,939
Western Asset Mortgage Capital Corp.		1,000,000	6.7500		10/1/2022		1,024,931
							68,470,597
RETAIL - 1.80%
EZCORP, Inc.		16,000,000	2.3750		5/1/2025		13,080,000

SEMICONDUCTORS - 0.36%
ON Semiconductor Corp.		1,000,000	1.0000		12/1/2020		1,307,249
ON Semiconductor Corp.		1,000,000	1.6250		10/15/2023		1,337,353
							2,644,602
SOFTWARE - 2.23%
Akami Technologies, Inc.		14,000,000	0.1250		5/1/2025		16,203,303
Microsoft Corp. - Morgan Stanley Financial Co., LLC Synthetic		21,000,000	2.3773	**	10/25/2024		22,689,450
							38,892,753
Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Security		Principal Amount	Interest Rate (%)		Maturity Date		Fair Value

CONVERTIBLE BONDS - 88.85% (Continued)
TELECOMMUNICATIONS - 2.77%
Interdigital, Inc. - 144A		$ 20,000,000	2.0000		6/1/2024		$ 20,078,765

TRANSPORTATION - 2.58%
Atlas Air Worldwide Holdings, Inc.		19,000,000	1.8750		6/1/2024		15,834,735
Atlas Air Worldwide Holdings, Inc.		3,000,000	2.2500		6/1/2022		2,766,671
Kansas City Southern, Inc. - Goldman Sachs Group, Inc. Synthetic		100,000	3.4800	**	2/16/2021		118,205
							18,719,611

TRUCKING & LEASING - 1.15%
Greenbrier Cos, Inc.		9,000,000	2.8750		2/1/2024		8,357,511

TOTAL CONVERTIBLE BONDS							644,354,153
(Cost - $607,628,107)
PREFERRED STOCK - 4.16%		Shares	Dividend Rate (%)
REITS - 4.16%
Great Ajax Corp.		574,385	7.2500		4/30/2024		15,565,834
Ready Capital Corp.		551,914	7.0000		8/15/2023		14,625,721
TOTAL PREFERRED STOCK							30,191,555
(Cost - $28,430,007)

		Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 3.50%
United States Treasury Notes		$ 20,000,000	1.1500		10/31/2024		20,159,375
United States Treasury Notes		5,000,000	2.2500		11/15/2024		5,212,988
TOTAL U.S. TREASURY OBLIGATIONS							25,372,363
(Cost - $24,815,937)
		Shares
SHORT-TERM INVESTMENTS - 3.17%
MONEY MARKET FUND - 3.17%
Milestone Treasury Obligations Portfolio - Institutional Class		22,953,395	1.3600	+			22,953,395
TOTAL SHORT-TERM INVESTMENTS
(Cost - $22,953,395)

TOTAL INVESTMENTS - 99.68%
(Cost - $683,827,446)							$ 722,871,466
OTHER ASSETS LESS LIABILITIES - 0.32%							2,340,291
NET ASSETS - 100.00%							$ 725,211,757

+ Variable rate security. Interest rate is as of January 31, 2020.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

TOTAL RETURN SWAP
Payable Total Return	Counterparty	Interest Rate Payable	Notional Amount		Termination Date	Upfront Premiums Paid	Unrealized (Depreciation)/Value

Miller Convertible Bond Fund - Class I	Reflow Fund, LLC	Daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.60%	$ 47,547,398		8/30/2020	$ -	$ (136,035)

PORTFOLIO ANALYSIS
As of January 31, 2020
		% of Net
Sector		Assets
Financial		25.13%
Technology		22.60%
Consumer, Cyclical		13.80%
Consumer, Non cyclical		10.78%
Industrial		10.35%
Energy		6.27%
Communications		4.08%
Government		3.50%
Short-Term Investments		3.17%
Other Assets Less Liabilities		0.32%
		100.00%

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Security		Principal Amount	Interest Rate (%)		Maturity Date		Fair Value

CONVERTIBLE BONDS - 136.31%
AIRLINES - 3.76%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic *		$ 4,500,000	3.8300	**	9/28/2023		$ 4,536,000

BASIC & DIVERSIFIED CHEMICALS - 3.87%
Dow, Inc. - Bank of America Finance LLC Synthetic *		4,800,000	2.6410	**	6/18/2024		4,662,240

COMPUTERS - 14.27%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *		4,900,000	3.8700	**	10/16/2023		6,255,340
Insight Enterprises, Inc. - 144A *		3,400,000	0.7500		2/15/2025		3,867,961
Lumentum Holdings, Inc. *		2,000,000	0.2500		3/15/2024		2,834,687
Lumentum Holdings, Inc. - 144A *		4,000,000	0.5000		12/15/2026		4,240,549
							17,198,537
DIVERSIFIED FINANCIAL SERVICES - 14.23%
Cowen, Inc. *		4,200,000	3.0000		12/15/2022		4,672,171
Granite Point Mortgage Trust, Inc. - 144A *		4,000,000	5.6250		12/1/2022		4,070,000
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *		4,000,000	4.1250		9/1/2022		5,113,143
PRA Group, Inc. *		3,200,000	3.5000		6/1/2023		3,294,124
							17,149,438
ELECTRONICS - 5.65%
II-VI, Inc. *		4,700,000	0.2500		9/1/2022		4,822,566
Vishay Intertechnology, Inc. *		2,000,000	2.2500		6/15/2025		1,991,200
							6,813,766
ENERGY-ALTERNATE SOURCES - 4.52%
Enphase Energy, Inc. - 144A *		3,000,000	1.0000		6/1/2024		5,451,000

ENGINEERING & CONSTRUCTION - 3.18%
Tutor Perini Corp. *		4,000,000	2.8750		6/15/2021		3,837,245

HOME BUILDERS - 9.55%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic *		4,200,000	3.8900	**	9/26/2023		4,872,000
Winnebago Industries, Inc. - 144A *		6,000,000	1.5000		4/1/2025		6,643,798
							11,515,798
INSURANCE - 1.86%
HCI Group, Inc. *		2,200,000	4.2500		3/1/2037		2,243,994

INTERNET - 12.06%
Alibaba Group Holding Ltd. - JPMorgan Chase Financial Co., LLC Synthetic - 144A *		3,000,000	2.0400	**	1/1/2023		3,183,750
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *		4,700,000	3.5900	**	4/21/2023		5,091,510
Etsy, Inc. - 144A *		2,000,000	0.1250		10/1/2026		1,878,314
Google, Inc. - Bank of America Finance LLC Synthetic *		4,000,000	3.6400	**	9/28/2023		4,385,200
							14,538,774

MINING - 4.50%
Newmont Mining Corp. - Barclays Bank PLC Synthetic *		4,500,000	3.9200	**	10/30/2023		5,420,700

OIL & GAS - 8.30%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic *		1,000,000	2.6320	**	12/23/2026		962,800
Exxon Mobil Corp. - Societe Generale SA Synthetic *		4,600,000	2.4730	**	12/21/2026		4,408,640
Schlumberger Ltd - Citigroup Global Markets Holdings, Inc. Synthetic *		4,700,000	2.3100	**	9/10/2024		4,606,000
							9,977,440
PHARMACEUTICALS - 11.52%
Bristol Myers-Squibb Co. - Wells Fargo Finance LLC Synthetic *		4,600,000	2.3220	**	11/1/2024		4,769,740
Jazz Investments I, Ltd. *		4,800,000	1.5000		8/15/2024		4,799,811
Pacira Pharmaceuticals, Inc. *		4,200,000	2.3750		4/1/2022		4,318,125
							13,887,676
Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Security		Principal Amount	Interest Rate (%)		Maturity Date		Fair Value

CONVERTIBLE BONDS - 136.31% (Continued)
REITS - 20.97%
Apollo Commercial Real Estate Finance, Inc. *		$ 1,000,000	5.3750		10/15/2023		$ 1,019,375
Arbor Realty Trust, Inc. - 144A *		4,700,000	4.7500		11/1/2022		4,726,555
CoreEnergy Infrastructure Trust, Inc.- 144A *		4,400,000	5.8750		8/15/2025		4,397,303
IIP Operating Partnership, LP - 144A *		4,000,000	3.7500		2/21/2024		5,767,500
MFA Financial, Corp. *		2,500,000	6.2500		6/15/2024		2,648,059
PennyMac Corp. - 144A *		2,000,000	5.5000		11/1/2024		2,022,858
Redwood Trust, Inc. *		4,500,000	4.7500		8/15/2023		4,700,112
							25,281,762
RETAIL - 2.03%
EZCORP, Inc. *		3,000,000	2.3750		5/1/2025		2,452,500

SEMICONDUCTORS - 1.11%
ON Semiconductor Corp. *		1,000,000	1.6250		10/15/2023		1,337,353

SOFTWARE - 6.91%
Akami Technologies, Inc. *		3,000,000	0.1250		5/1/2025		3,472,136
Microsoft Corp. - Morgan Stanley Financial Co., LLC Synthetic *		4,500,000	2.3773	**	10/25/2024		4,862,025
							8,334,161
TELECOMMUNICATIONS - 4.08%
Interdigital, Inc. - 144A *		4,900,000	2.0000		6/1/2024		4,919,297

TRANSPORTATION - 3.94%
Atlas Air Worldwide Holdings, Inc. *		5,700,000	1.8750		6/1/2024		4,750,421

TOTAL CONVERTIBLE BONDS
(Cost - $152,158,047)							164,308,102

PREFERRED STOCK - 5.80%		Shares	Dividend Rate (%)
REITS - 5.80%
Great Ajax Corp. *		133,000	7.2500		4/30/2024		3,604,300
Ready Capital Corp. *		128,000	7.0000		8/15/2023		3,392,000
TOTAL PREFERRED STOCK							6,996,300
(Cost - $6,530,800)
		Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 3.35%
United States Treasury Notes *		$ 4,000,000	1.5000		10/31/2024		4,031,875
TOTAL U.S. TREASURY OBLIGATIONS
(Cost - $3,969,915)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Security		Shares	Interest Rate (%)				Fair Value

SHORT-TERM INVESTMENTS - 0.45%
MONEY MARKET FUND - 0.45%
Milestone Treasury Obligations Portfolio - Institutional Class		547,485	1.3600	+			$ 547,485
TOTAL SHORT-TERM INVESTMENTS
(Cost - $547,485)

TOTAL INVESTMENTS - 145.91%
(Cost - $163,206,247)							$ 175,883,762
LIABILITIES IN EXCESS OF OTHER ASSETS - (45.91)%							(55,343,332)
NET ASSETS - 100.0%							$ 120,540,430

+ Variable rate security. Interest rate is as of January 31, 2020.
* All or a portion of this security is segregated as collateral for the Line of Credit as of January 31, 2020.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Receivable Total Return	Counterparty	Interest Rate Payable	Notional Amount		Termination Date	Upfront Premiums Paid	Unrealized Appreciation/ Value

Miller Convertible Plus Bond Fund - Class I	Reflow Fund, LLC	Daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.85%	$ 5,629,214		8/30/2020	$ -	$ 19,178

PORTFOLIO ANALYSIS
As of January 31, 2020
		% of Net
Sector		Assets
Financial		44.89%
Technology		32.80%
Consumer, Cyclical		21.68%
Energy		12.80%
Industrial		12.78%
Consumer, Non-cyclical		11.52%
Communications		5.64%
Government		3.35%
Short-Term Investments		0.45%
Liabilities in Excess of Other Assets		(45.91)%
		100.00%

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020
Security		Principal Amount	Interest Rate (%)		Maturity Date		Fair Value

CONVERTIBLE BONDS - 71.07%
AIRLINES - 1.94%
Delta Airlines, Inc. - Goldman Sachs Finance Corp. Synthetic		$ 2,000,000	3.8300	**	9/28/2023		$ 2,016,000

BASIC & DIVERSIFIED CHEMICALS - 2.61%
Dow, Inc. - Bank of America Finance LLC Synthetic		2,800,000	2.6410	**	6/18/2024		2,719,640

COMPUTERS - 6.51%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic		2,300,000	3.8700	**	10/16/2023		2,936,180
Insight Enterprises, Inc. - 144A		1,700,000	0.7500		2/15/2025		1,933,981
Lumentum Holdings, Inc. -144A		1,800,000	0.5000		12/15/2026		1,908,247
							6,778,408
DIVERSIFIED FINANCIAL SERVICES - 5.92%
Cowen, Inc.		1,400,000	3.0000		12/15/2022		1,557,390
Granite Point Mortgage Trust, Inc. - 144A		2,500,000	5.6250		12/1/2022		2,543,750
PRA Group, Inc.		2,000,000	3.5000		6/1/2023		2,058,827
							6,159,967
ELECTRONICS - 2.43%
II-VI, Inc.		1,500,000	0.2500		9/1/2022		1,539,117
Vishay Intertechnology, Inc.		1,000,000	2.2500		6/15/2025		995,600
							2,534,717
ENGINEERING & CONSTRUCTION - 2.58%
Tutor Perini Corp.		2,800,000	2.8750		6/15/2021		2,686,072

HOME BUILDERS - 2.01%
D.R. Horton, Inc. - Barclays Bank PLC Synthetic		1,800,000	3.8900	**	9/26/2023		2,088,000

INSURANCE - 1.47%
HCI Group, Inc.		1,500,000	4.2500		3/1/2037		1,529,996

INTERNET - 5.44%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic		2,600,000	3.5900	**	4/21/2023		2,816,580
Google, Inc. - Bank of America Finance LLC Synthetic		1,700,000	3.6400	**	9/28/2023		1,863,710
Twitter, Inc.		1,000,000	0.2500		6/15/2024		984,613
							5,664,903
INVESTMENT COMPANIES - 0.99%
Goldman Sachs BDC, Inc.		1,000,000	4.5000		4/1/2022		1,035,000

MINING - 2.31%
Newmont Mining Corp. - Barclays Bank PLC Synthetic		2,000,000	3.9200	**	10/30/2023		2,409,200

OIL & GAS - 5.40%
Exxon Mobil Corp. - Citigroup Global Markets Holdings, Inc. Synthetic		500,000	2.6320	**	12/23/2026		481,400
Exxon Mobil Corp. - Societe Generale SA Synthetic		2,500,000	2.4730	**	12/21/2026		2,396,000
Schlumberger Ltd - Citigroup Global Markets Holdings, Inc. Synthetic		2,800,000	2.3100	**	9/10/2024		2,744,000
							5,621,400

PHARMACEUTICALS - 8.54%
Bristol Myers-Squibb Co. - Wells Fargo Finance LLC Synthetic		2,600,000	2.3220	**	11/1/2024		2,695,940
Jazz Investments I, Ltd.		2,000,000	1.5000		8/15/2024		1,999,921
Pacira Pharmaceuticals, Inc.		2,300,000	2.3750		4/1/2022		2,364,687
Supernus Pharmaceuticals, Inc.		2,000,000	0.6250		4/1/2023		1,828,217
							8,888,765
REITS - 14.32%
Apollo Commercial Real Estate Finance, Inc.		1,000,000	5.3750		10/15/2023		1,019,375
Apollo Commercial Real Estate Finance, Inc.		1,500,000	4.7500		8/23/2022		1,511,250
Arbor Realty Trust, Inc. - 144A		2,500,000	4.7500		11/1/2022		2,514,125
CoreEnergy Infrastructure Trust, Inc. - 144A		2,700,000	5.8750		8/15/2025		2,698,345
MFA Financial, Inc.		2,500,000	6.2500		6/15/2024		2,648,059
Pennymac Corp. - 144A		2,400,000	5.5000		11/1/2024		2,427,429
Redwood Trust, Inc.		2,000,000	4.7500		8/15/2023		2,088,939
							14,907,522

SOFTWARE - 3.39%
Akamai Technologies, Inc.		1,000,000	0.1250		5/1/2025		1,157,379
Microsoft Corp. - Morgan Stanley Financial Co., LLC Synthetic		2,200,000	2.3773	**	10/25/2024		2,376,990
							3,534,369
Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Security		Principal Amount	Interest Rate (%)		Maturity Date		Fair Value

CONVERTIBLE BONDS - 71.07% (Continued)
TELECOMMUNICATIONS - 2.81%
Charter Communications, Inc. - Bank of America Finance LLC Synthetic		$ 400,000	1.7700	**	9/1/2022		$ 416,000
Interdigital, Inc. - 144A		2,500,000	2.0000		6/1/2024		2,509,846
							2,925,846

TRANSPORTATION - 2.40%
Atlas Air Worldwide Holdings, Inc.		3,000,000	1.8750		6/1/2024		2,500,221

TOTAL CONVERTIBLE BONDS							74,000,026
(Cost - $71,355,821)

PREFERRED STOCK - 5.15%
REITS - 5.15%		Shares	Dividend Rate (%)
Great Ajax Corp.		100,000	7.2500		4/30/2024		2,710,000
Ready Capital Corp.		100,000	7.0000		8/15/2023		2,650,000
TOTAL PREFERRED STOCK							5,360,000
(Cost - $5,004,400)
		Principal	Interest Rate %
U.S. TREASURY OBLIGATIONS - 17.72%
United States Treasury Notes		$ 5,600,000	1.2500		7/31/2023		5,590,703
United States Treasury Notes		1,250,000	1.6250		5/31/2023		1,263,159
United States Treasury Notes		11,500,000	1.5000		10/31/2024		11,591,641
TOTAL U.S. TREASURY OBLIGATIONS							18,445,503
(Cost - $18,107,395)

SHORT-TERM INVESTMENTS - 6.02%		Shares
MONEY MARKET FUND - 6.02%
Milestone Treasury Obligations Portfolio - Institutional Class		6,266,289	1.3600	+			6,266,289
TOTAL SHORT-TERM INVESTMENTS
(Cost - $6,266,289)

TOTAL INVESTMENTS - 99.96%
(Cost - $100,733,905)							$ 104,071,818
OTHER ASSETS LESS LIABILITIES - 0.04%							46,115
NET ASSETS - 100.00%							$ 104,117,933

+ Variable rate security. Interest rate is as of January 31, 2020.
** Interest rate represents the comparable yield on the contingent payment debt instrument.
LLC - Limited Liability Company.
PLC - Public Limited Company.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Payable Total Return	Counterparty	Interest Rate Payable	Notional Amount		Termination Date	Upfront Premiums Paid	Unrealized (Depreciation)/ Value

Miller Intermediate Bond Fund - Class I	Reflow Fund, LLC	Daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.45%	$ 15,659,800		8/30/2020	$ -	$ (7,480)

PORTFOLIO ANALYSIS
As of January 31, 2020
		% of Net
Sector		Assets
Financial		27.84%
Government		17.72%
Technology		14.40%
Consumer, Cyclical		11.50%
Consumer, Non-cyclical		8.54%
Industrial		7.42%
Communications		3.76%
Energy		2.76%
Short-Term Investments		6.02%
Other Assets Less Liabilities		0.04%
		100.00%

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2020

The following is a summary of significant accounting policies followed by the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of January 31, 2020 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 644,354,153	$ -	$ 644,354,153
Preferred Stock*		30,191,555	-	-	30,191,555
U.S. Treasury Obligations		-	25,372,363	-	25,372,363
Short-Term Investments		22,953,395	-	-	22,953,395
Total Investments in Securities		$ 53,144,950	$ 669,726,516	$ -	$ 722,871,466

Liabilities
Derivatives		Level 1	Level 2	Level 3	Total
Total Return Swap**		$ -	$ (136,035)	$ -	$ (136,035)

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2020

Miller Convertible Plus Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 164,308,102	$ -	$ 164,308,102
Preferred Stock*		6,996,300	-	-	6,996,300
U.S. Treasury Obligations		-	4,031,875	-	4,031,875
Short-Term Investments		547,485	-	-	547,485
Total Investments in Securities		$ 7,543,785	$ 168,339,977	$ -	$ 175,883,762

Assets
Derivatives		Level 1	Level 2	Level 3	Total
Total Return Swap**		$ -	$ 19,178	$ -	$ 19,178

Miller Intermediate Bond Fund
Assets		Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*		$ -	$ 74,000,026	$ -	$ 74,000,026
Preferred Stock*		5,360,000	-	-	5,360,000
U.S. Treasury Obligations		-	18,445,503	-	18,445,503
Short-Term Investments		6,266,289	-	-	6,266,289
Total Investments in Securities		$ 11,626,289	$ 92,445,529	$ -	$ 104,071,818

Liabilities
Derivatives		Level 1	Level 2	Level 3	Total
Total Return Swap**		$ -	$ (7,480)	$ -	$ (7,480)

* Please refer to the Schedule of Investments for industry classification.
** Represents the receivable/(payable) for the open swap contract.
The Funds did no hold any Level 3 securities.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Miller Convertible Bond Fund	$ 688,912,571	$ 49,971,031	$ (16,012,136)	$ 33,958,895
Miller Convertible Plus Fund	164,326,233	14,209,524	(2,651,995)	11,557,529
Miller Intermediate Bond Fund	101,396,510	4,272,667	(1,597,359)	2,675,308

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month or when the amount due to or from the Funds exceeds $500,000. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

During the period ended January 31, 2020, the Funds invested in total return swaps. At January 31, 2020, the receivable/(payable) for open swap contracts was $(136,035) for the Miller Convertible Bond Fund, $19,178 for the Miller Convertible Plus Fund and $(7,480) for the Miller Intermediate Bond Fund.